Consolidated Statements of Operations - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016
Revenues:
Rental income	$ 0	$ 709,982
Tenant reimbursements	0	151,762
Total revenues	0	861,744
Expenses:
Property expenses	0	171,063
Fees to affiliates (Note 7)	0	591,073
General and administrative	6,185	1,276,535
Depreciation and amortization	0	493,185
Interest expense	0	395,110
Acquisition costs	0	73,027
Total expenses	6,185	2,999,993
Less: Expenses reimbursed/fees waived by Sponsor or affiliates (Note 7)	0	(979,102)
Net expenses	6,185	2,020,891
Other income (loss):
Interest income	0	977
Equity in losses from investment in Rich Uncles REIT I	0	(79,271)
Total other (loss) income	0	(78,294)
Net loss	$ (6,185)	$ (1,237,441)
Net loss per common share, basic and diluted	$ (4.95)	$ (2.89)
Weighted-average number of common shares outstanding, basic and diluted	1,250	428,255